Segment	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segments
During 2014, the Company placed its time chartered-in vessels into two pools, the Scorpio Ultramax Pool, in which the Company placed its time chartered-in vessels ranging from 48,500 DWT to 61,000 DWT, and the Scorpio Kamsarmax Pool in which the Company placed its two owned Kamsarmax vessels and its time chartered-in vessels ranging from 75,500 DWT to 98,700 DWT. In addition to the Company’s Ultramax and Kamsarmax segments, the Company has identified a third Capesize segment which includes vessels of approximately 180,000 DWT. Although each vessel within its respective class qualifies as an operating segment under U.S. GAAP, each vessel also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. We have therefore chosen to present our segment information by vessel class using the aggregated information from the individual vessels.
The Company’s vessels regularly move between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Certain of the corporate general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to any of the Company’s segments and are included in the results below as “Corporate”.
The following schedule presents segment information about the Company’s operations for the year ended December 31, 2014:

	Capesize	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$—	$38,770	$10,217	$—	$48,987
Voyage expenses	—	(3,505)	(74)	—	(3,579)
Vessel operating cost	—	(1,600)	—	—	(1,600)
Charterhire expense	—	(57,909)	(15,305)	—	(73,214)
Vessel depreciation	—	(686)	—	—	(686)
General and administrative expenses	(39)	(251)	(26)	(31,593)	(31,909)
Write down on assets held for sale	(51,968)	(2,934)	—	(585)	(55,487)
Interest income	—	—	—	1,052	1,052
Foreign exchange gain	—	—	—	43	43
Financial expense, net	—	—	—	(172)	(172)
Segment loss	$(52,007)	$(28,115)	$(5,188)	$(31,255)	$(116,565)

The following schedule presents segment information about the Company’s balance sheet as of December 31, 2014 and December 31, 2013:

Identifiable assets
	December 31, 2014	December 31, 2013
Held by vessel owning subsidiaries or allocated to segments:
Capesize	$438,256	$54,772
Kamsarmax	236,278	132,114
Ultramax	288,828	184,905
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	265,818	733,818
Other	95,025	75
Total identifiable assets	$1,324,205	$1,105,684